FINANCIAL LOSS (INCOME) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
FINANCIAL LOSS (INCOME) [Abstract]
Interest income on short-term deposits		$ (8)
Revaluation of warrants related to share purchase agreement		(883)
Foreign currency adjustments gains and other	(32)	(7)
Others		(7)
Financial income	(32)	(905)
Interest expense	300
Foreign currency adjustments losses		12
Revaluation of warrants related to share purchase agreement	359
Exercise of series A Warrants related to share purchase agreement	529
Embedded conversion feature in the convertible debenture	2,064
Others	82	11
Financial expenses	3,334	23
Total financial loss (income)	$ 3,302	$ (882)